Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net earnings	$ 55,086	$ 45,527
Adjustments for the following items:
Depletion of mineral interests	50,085	53,672
Non-cash cost of sales related to prepaid gold interest	836
Amortization	374	399
Impairment charges	3,600
Gain on disposition of mineral interests	(2,099)
Decrease in fair value of other financial assets	4,066	10,786
Stock option expense	3,304	1,311
Income tax expense	4,789	6,436
Finance and other costs	3,766	6,412
Operating cash flow before working capital and taxes	123,807	124,543
Income taxes paid	(5,031)	(5,303)
Change in working capital	(400)	775
Operating cash flow	118,376	120,015
Investing activities
Acquisition of mineral interests	(52,280)	(51,263)
Proceeds on disposition of mineral interests	4,500
Proceeds on sale of investments	6,258	3,440
Acquisition of investments	(2,594)	(322)
Acquisition of prepaid gold interest	(4,800)
Net cash used in investing activities	(48,916)	(48,145)
Financing activities
Proceeds from long-term debt		44,000
Repayments of long-term debt		(319,000)
Proceeds from share issuance		245,115
Normal course issuer bid purchase of common shares	(4,127)	(1,679)
Dividends paid	(30,406)	(14,838)
Repayments and interest on lease obligation	(359)	(339)
Payments of interest and other financing fees	(2,014)	(5,094)
Debt issue costs and other	(1,844)
Net cash used in financing activities	(38,750)	(51,835)
Effect of exchange rate changes on cash and cash equivalents	(284)
Increase in cash and cash equivalents during the period	30,426	20,035
Cash and cash equivalents at beginning of the period	40,672	20,637
Cash and cash equivalents at end of the period	$ 71,098	$ 40,672